Financial Instruments - Foreign Currency Risk from Non-derivative Financial Instruments (Detail) - Currency risk [member] - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	$ 5,073	$ 9,074
Trade receivables	185,501	185,010
Unbilled revenue	17,660	18,118
Prepayments and other current assets	1,018	729
Other non-current assets	19	19
Trade payables	(120,423)	(116,213)
Provisions and accrued expenses	(4,969)	(2,983)
Pension and other employee obligations	(332)	(452)
Other liabilities	(10)	(11)
Net assets/ (liabilities)	83,537	93,291
US Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	1,204	399
Trade receivables	100,713	100,002
Unbilled revenue	4,576	7,178
Prepayments and other current assets	522	428
Other non-current assets	4	3
Trade payables	(28,704)	(27,613)
Provisions and accrued expenses	(2,924)	(2,314)
Pension and other employee obligations	(127)	(134)
Other liabilities	(2)	(7)
Net assets/ (liabilities)	75,262	77,942
UK Pound Sterling [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	263	4,735
Trade receivables	48,198	46,658
Unbilled revenue	3,553	3,209
Prepayments and other current assets	311	188
Trade payables	(63,467)	(64,070)
Provisions and accrued expenses	(210)	(291)
Other liabilities	(7)	(4)
Net assets/ (liabilities)	(11,359)	(9,575)
Indian Rupees [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables	3,629	3,850
Prepayments and other current assets	2	10
Trade payables	(8,332)	(6,989)
Provisions and accrued expenses	(217)	(205)
Net assets/ (liabilities)	(4,918)	(3,334)
Australian Dollars [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	2,864	2,991
Trade receivables	17,107	24,686
Unbilled revenue	3,221	643
Prepayments and other current assets	82	29
Trade payables	(9,059)	(16,093)
Provisions and accrued expenses	(1,069)
Net assets/ (liabilities)	13,146	12,256
Euro [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	528	339
Trade receivables	12,459	7,289
Unbilled revenue	5,778	6,230
Prepayments and other current assets	85	63
Trade payables	(10,265)	(1,429)
Provisions and accrued expenses	(477)	(154)
Pension and other employee obligations	(28)	(12)
Net assets/ (liabilities)	8,080	12,325
Others Currencies [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and cash equivalents	214	610
Trade receivables	3,395	2,525
Unbilled revenue	532	858
Prepayments and other current assets	16	11
Other non-current assets	15	16
Trade payables	(596)	(19)
Provisions and accrued expenses	(72)	(19)
Pension and other employee obligations	(177)	(306)
Other liabilities	(1)
Net assets/ (liabilities)	$ 3,326	$ 3,676